Investment Held in Trust Account (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Schedule of fair value of held to maturity securities

	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized losses	Fair Value as of December 31, 2021
U.S. Money Market	$203	$—	$—	$203
U.S. Treasury Securities	170,027,139	4,916	(148)	170,031,907

	$170,027,342	$4,916	$(148)	$170,032,110

	Carrying Value/ Amortized Cost	Gross Unrealized Gains	Gross Unrealized losses	Fair Value as of March 31, 2021
U.S. Money Market	$203	$—	$—	$203
U.S. Treasury Securities	170,027,139	37,656	—	170,064,795

	$170,027,342	$37,656	$—	$170,064,998

	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2020
U.S. Money Market	$203	$—	$—	$203
U.S. Treasury Securities	170,027,139	4,916	(148)	170,031,907

	$170,027,342	$4,916	$(148)	$170,032,110